Transactions and Balances with Related Parties (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Transactions and Balances with Related Parties [Line Items]
Loan	$ 1,210,078
Interest	710,851
Loan interest	1,380,640	$ 1,260,290
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Transactions and Balances with Related Parties [Line Items]
Loan interest	$ 170,562	$ 125,612